PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution 2030 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 10.0%
32,182  Schwab U.S. TIPS
ETF
$ 1,725,921
3.0
54,985  Vanguard FTSE
Developed Markets
ETF
2,903,758
5.0
18,656  Vanguard Long-Term
Treasury ETF
1,148,090
2.0
Total Exchange-Traded
Funds
(Cost $5,076,598)
5,777,769
10.0
MUTUAL FUNDS : 90.0%
Affiliated Investment Companies : 90.0%
164,547  Voya High Yield Bond
Fund - Class R6
1,156,764
2.0
1,281,431  Voya Intermediate
Bond Fund - Class R6
11,507,249
19.9
270,858  Voya Large Cap Value
Portfolio - Class R6
1,738,908
3.0
108,028  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,158,059
2.0
538,334  Voya Multi-Manager
International Equity
Fund - Class I
6,056,261
10.5
132,496  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,442,880
2.5
22,525  Voya Russell
TM
Large
Cap Growth Index
- Class I
1,730,832
3.0
122,088  Voya Short Duration
Bond Fund - Class R6
1,152,511
2.0
12,182
(1)
Voya Small Cap
Growth Fund - Class
R6
579,619
1.0
70,001  Voya Small Company
Fund - Class R6
1,155,721
2.0
563,048  Voya U.S. Stock Index
Portfolio - Class I
11,277,843
19.6
357,734  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
3,437,824
6.0
55,067  VY
®
Invesco Comstock
Portfolio - Class I
1,163,575
2.0
198,816  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
5,771,624
10.0
134,633  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,435,188
2.5
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
12,284  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,153,504
2.0
Total Mutual Funds
(Cost $47,492,594)
51,918,362
90.0
Total Long-Term
Investments
(Cost $52,569,192)
57,696,131
100.0
Total Investments in
Securities
(Cost $52,569,192) $ 57,696,131 100.0
Liabilities in Excess
of Other Assets (18,633) 0.0
Net Assets $ 57,677,498 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution 2030 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 5,777,769 $ — $ — $ 5,777,769
Mutual Funds 51,918,362 — — 51,918,362
Total Investments, at fair value $ 57,696,131 $ — $ — $ 57,696,131
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 1,074,319 $ 274,298 $ (204,203) $ 12,350 $ 1,156,764 $ 55,819 $ 8,006 $ —
Voya Intermediate Bond Fund -
Class R6
9,466,225 4,179,890 (2,479,452) 340,586 11,507,249 375,211 (59,358) —
Voya Large Cap Value Portfolio -
Class R6
— 1,879,385 (238,889) 98,412 1,738,908 3,485 7,566 83,327
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,147,738 221,857 (1,205,434) (6,102) 1,158,059 — 106,552 —
Voya Multi-Manager International
Equity Fund - Class I
2,669,938 4,111,236 (1,172,484) 447,571 6,056,261 — 97,805 —
Voya Multi-Manager International
Factors Fund - Class I
3,229,526 414,459 (3,510,025) (133,960) — — 338,080 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,068,541 797,760 (619,322) 195,901 1,442,880 — (30,940) —
Voya Russell
TM
Large Cap Growth
Index - Class I
1,664,112 363,148 (422,325) 125,897 1,730,832 6,933 189,302 60,791
Voya Short Duration Bond Fund -
Class R6
1,040,822 310,247 (211,889) 13,331 1,152,511 38,443 320 —
Voya Small Cap Growth Fund -
Class R6
550,108 81,959 (126,854) 74,406 579,619 — 26,811 —
Voya Small Company Fund - Class
R6
1,115,282 235,646 (278,189) 82,982 1,155,721 — 31,778 —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
1,592,798 72,956 (1,759,046) 93,292 — — (25,229) —
Voya U.S. Stock Index Portfolio -
Class I
10,584,132 3,315,967 (3,326,311) 704,055 11,277,843 9,079 564,502 837,797
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
3,603,507 1,220,024 (1,554,410) 168,703 3,437,824 147,118 (169,647) —
VY
®
Invesco Comstock Portfolio -
Class I
1,088,743 269,100 (260,911) 66,643 1,163,575 1,003 (8,710) 100,680
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
5,378,607 945,597 (1,337,561) 784,981 5,771,624 24,368 (201,497) 67,497
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,068,407 943,845 (625,298) 48,234 1,435,188 — (18,972) 141,748
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,102,836 315,295 (295,276) 30,649 1,153,504 — 89,771 104,182
$ 48,445,641 $ 19,952,669 $ (19,627,879) $ 3,147,931 $ 51,918,362 $ 661,459 $ 946,140 $ 1,396,022
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Solution 2030 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,126,939
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 5,126,939